Fair Value Measurements - Narrative (Detail) - USD ($) $ in Millions	Jul. 31, 2018	May 01, 2018	Jan. 31, 2018	Jan. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other liabilities-noncurrent			$ 0.4	$ 0.4
Series B-1 preferred stock
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants outstanding (in shares)	22,468		22,468
Class A common stock
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrants outstanding (in shares)		22,468